Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,602,000
Previously Paid Amount	0.00
Total Fee Amount	704.57
Total Offset Amount	0.00
Net Fee	704.57
Narrative - Max Aggregate Offering Price	$ 4,602,000
Final Prospectus	true